Statements of Stockholders' Equity (USD $)	Stock Issued For Services [Member] Common Stock [Member]	Stock Issued For Services [Member]	Stock Issued for Cash 1 [Member] Common Stock [Member]	Stock Issued for Cash 1 [Member]	Stock Issued for Cash 2 [Member] Common Stock [Member]	Stock Issued for Cash 2 [Member]	Common Stock [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2009									$ 0
Shares issued for services, $0.01 per share	100,000	100,000
Shares issued for services, $0.01 per share (in Shares)	10,000,000	10,000,000
Shares issued for cash			295,000	295,000	19,049	19,049
Shares issued for cash (in Shares)			1,475,000	1,475,000	66,666	66,666
Net Income (Loss)								(123,185)	(123,185)
Balance at Jun. 30, 2010							414,049	(123,185)	290,864
Balance (in Shares) at Jun. 30, 2010							11,541,666
Net Income (Loss)								67,428	67,428
Balance at Jun. 30, 2011							414,049	(55,757)	358,292
Balance (in Shares) at Jun. 30, 2011							11,541,666		11,541,666
Net Income (Loss)								(225,211)	(225,211)
Balance at Jun. 30, 2012							$ 414,049	$ (280,968)	$ 133,081
Balance (in Shares) at Jun. 30, 2012							11,541,666		11,541,666